Income Taxes (Change in unrecognized tax benefits) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning, January 1	$ 30	$ 29
Increases due to tax positions related to current year	4	1
Increases due to tax positions related to a prior year	1	2
Decreases due to tax positions related to a prior year	(1)	(2)
Decreases due to settlement with tax authorities	(6)	0
Balance, December 31	$ 28	$ 30